Schedule of Investments (unaudited)
July 31, 2026
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 BrandywineGLOBAL — Multi-Sector Opportunities Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 40.9%
ACHM Trust, 2025-HE3 A	5.202%	11/25/55	$661,264	$648,200 (a)(b)
Affirm Master Trust, 2025-3A B	4.750%	10/16/34	500,000	494,851 (a)
Affirm Master Trust, 2025-3A D	5.090%	10/16/34	500,000	492,851 (a)
American Credit Acceptance Receivables Trust, 2025-4 C	4.830%	1/13/31	500,000	499,847 (a)
Avant Credit Card Master Trust, 2025-1A B	5.080%	4/15/31	500,000	493,997 (a)
BHG Owner Loan Trust, 2026-1CON C	5.680%	6/17/37	500,000	495,062 (a)
CarMax Select Receivables Trust, 2025-B D	5.330%	7/15/31	300,000	298,350
College Avenue Student Loans LLC, 2021-B D	3.780%	6/25/52	497,804	452,740 (a)
Continental Finance Credit Card ABS Master Trust, 2025-A A	5.400%	12/17/35	500,000	496,432 (a)
COOPR Residential Mortgage Trust, 2025-CES3 A1A	4.840%	9/25/60	430,788	424,638 (a)
Credibly Asset Securitization II LLC, 2026-1A C	6.810%	3/15/32	300,000	297,860 (a)
Credit Acceptance Auto Loan Trust, 2025-2A C	5.380%	3/17/36	500,000	500,326 (a)
Drive Auto Receivables Trust, 2025-2 A2	4.290%	10/16/28	234,908	234,962
Drive Auto Receivables Trust, 2025-2 D	4.900%	12/15/32	500,000	494,894
Exeter Automobile Receivables Trust, 2025-5A D	5.160%	3/15/32	500,000	496,554
Exeter Automobile Receivables Trust, 2026-2A D	5.510%	8/16/32	395,000	394,544
FIGRE Trust, 2025-HE8 B	5.356%	11/25/55	418,264	413,797 (a)(b)
GLS Auto Select Receivables Issuer Trust, 2026-2A C	5.210%	6/15/32	500,000	499,688 (a)
GLS Auto Select Receivables Trust, 2025-1A A2	4.710%	4/15/30	448,753	449,693 (a)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	209,000	205,480 (a)
Invesco CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.050%)	6.779%	4/20/35	370,000	366,718 (a)(b)
Mariner Finance Issuance Trust, 2026-AA B	5.300%	5/20/39	300,000	299,687 (a)
Mariner Finance Issuance Trust, 2026-AA C	5.660%	5/20/39	500,000	497,763 (a)
Merchants Fleet Funding LLC, 2023-1A A	7.210%	5/20/36	287,394	288,097 (a)
Mission Lane Credit Card Master Trust, 2025-C C	5.370%	12/16/30	500,000	499,046 (a)
Navient Education Loan Trust, 2026-A A	4.860%	9/15/56	479,324	473,464 (a)
NMEF Funding LLC, 2026-A D	5.220%	2/15/34	300,000	296,157 (a)
OCCU Auto Receivables Trust, 2023-1A A3	6.230%	6/15/28	37,056	37,083 (a)
OnDeck Asset Securitization Trust IV LLC, 2024-2A A	4.980%	10/17/31	150,000	149,785 (a)
Pagaya AI Debt Grantor Trust, 2024-10 A	5.183%	6/15/32	96,285	96,427 (a)
Pagaya AI Debt Grantor Trust, 2025-6 C	5.008%	4/15/33	499,954	497,474 (a)
Pagaya AI Debt Grantor Trust, 2026-3 C	6.565%	12/15/33	500,000	499,983 (a)
Point Securitization Trust, 2025-2 A1	5.750%	10/25/55	498,198	492,993 (a)
Regional Management Issuance Trust, 2024-2 D	6.330%	12/15/33	201,000	201,654 (a)
Regional Management Issuance Trust, 2025-1 C	5.730%	4/17/34	250,000	250,974 (a)
Republic Finance Issuance Trust, 2025-A D	6.030%	11/20/34	300,000	297,807 (a)
Research-Driven Pagaya Motor Asset Trust, 2026-1A B	5.444%	1/25/35	300,000	296,963 (a)
Research-Driven Pagaya Motor Trust, 2025-5A C	5.473%	6/26/34	500,000	496,256 (a)
RFS Asset Securitization V LLC, 2025-1 A	6.049%	5/15/32	885,000	886,447 (a)
RKTL, 2026-1A D	5.210%	2/26/35	300,000	293,303 (a)
SoFi Consumer Loan Program Trust, 2025-4 A	4.240%	8/25/35	446,587	446,307 (a)
SoFi Professional Loan Program Trust, 2018-C A2FX	3.590%	1/25/48	105,265	105,011 (a)
Spur Rail I LLC, 2026-1A A	5.450%	4/17/56	498,413	491,806 (a)
Unlock HEA Trust, 2025-2 A	6.000%	11/25/41	480,930	474,320 (a)
Upgrade Master Pass-Thru Trust, 2025-ST8 D	5.912%	12/15/33	500,000	496,962 (a)
Upstart Securitization Trust, 2025-3 C	5.430%	9/20/35	300,000	297,503 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Veros Auto Receivables Trust, 2026-1 D	5.660%	7/15/31	$500,000	$498,299 (a)
Wingspire Equipment Finance LLC, 2025-1A C	4.760%	9/20/33	500,000	495,355 (a)
Zayo Issuer LLC, 2025-2A A2	5.953%	6/20/55	1,380,000	1,390,661 (a)

Total Asset-Backed Securities (Cost — $20,868,245)				20,699,071
Corporate Bonds & Notes — 26.4%
Communication Services — 1.0%
Entertainment — 0.8%
Flutter Treasury DAC, Senior Secured Notes	6.375%	4/29/29	400,000	405,189 (a)
Interactive Media & Services — 0.2%
Angi Group LLC, Senior Notes	3.875%	8/15/28	150,000	128,160 (a)

Total Communication Services				533,349
Consumer Discretionary — 3.0%
Hotels, Restaurants & Leisure — 1.2%
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	300,000	300,817 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	300,000	297,195 (a)
Total Hotels, Restaurants & Leisure				598,012
Household Durables — 1.4%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	375,000	382,735 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	350,000	338,730 (a)
Total Household Durables				721,465
Specialty Retail — 0.4%
Gap Inc., Senior Notes	3.875%	10/1/31	200,000	181,376 (a)
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Escrow	—	—	14,100	0 *(c)(d)(e)
Saks Global Enterprises LLC, Escrow	—	—	376,000	0 *(c)(d)(e)
Total Textiles, Apparel & Luxury Goods				0 (e)

Total Consumer Discretionary				1,500,853
Energy — 2.9%
Energy Equipment & Services — 0.9%
Enerflex Inc., Senior Notes	6.875%	1/15/31	225,000	228,831 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	75,000	74,193 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	150,000	150,057 (a)
Total Energy Equipment & Services				453,081
Oil, Gas & Consumable Fuels — 2.0%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	250,000	249,852 (a)
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	150,000	151,389 (a)
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	125,000	124,783 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.250%	6/1/34	100,000	101,616 (a)
SM Energy Co., Senior Notes	6.625%	4/15/34	125,000	124,306 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	300,000	285,478 (a)
Total Oil, Gas & Consumable Fuels				1,037,424

Total Energy				1,490,505
Financials — 10.0%
Banks — 0.6%
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	275,000	274,089 (b)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 0.5%
CI Financial Corp., Senior Notes	3.200%	12/17/30	$300,000	$271,605
Consumer Finance — 5.8%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	820,000	818,496 (b)(f)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	300,000	303,588 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	500,000	518,232 (a)
Encore Capital Group Inc., Senior Secured Notes	6.625%	6/1/32	200,000	200,400 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	450,000	473,143 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	200,000	197,015 (a)
FirstCash Inc., Senior Notes	6.125%	5/1/34	250,000	246,578 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	200,000	195,632 (a)
Total Consumer Finance				2,953,084
Financial Services — 2.7%
Block Inc., Senior Notes	6.000%	8/15/33	350,000	347,367 (a)
Jefferson Capital Holdings LLC, Senior Notes	6.000%	8/15/26	111,000	111,026 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	200,000	208,636 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	350,000	361,628 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	300,000	280,424 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	75,000	77,286 (a)
Total Financial Services				1,386,367
Insurance — 0.4%
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	200,000	197,374 (a)

Total Financials				5,082,519
Health Care — 1.8%
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	3.375%	2/15/30	450,000	416,474
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	300,000	296,866 (a)
Total Health Care Providers & Services				713,340
Life Sciences Tools & Services — 0.4%
IQVIA Inc., Senior Notes	5.000%	10/15/26	200,000	200,011 (a)

Total Health Care				913,351
Industrials — 3.6%
Aerospace & Defense — 0.7%
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	350,000	352,629 (a)
Building Products — 0.4%
Ameritex Holdco Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	175,000	180,328 (a)
Commercial Services & Supplies — 0.6%
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	150,000	156,845 (a)
Synergy Infrastructure Holdings LLC, Secured Notes	7.000%	7/15/34	125,000	126,184 (a)
Total Commercial Services & Supplies				283,029
Construction & Engineering — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	200,000	205,148 (a)
Machinery — 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	225,000	225,494
Passenger Airlines — 0.7%
Allegiant Travel Co., Senior Secured Notes	7.125%	7/1/31	350,000	355,085 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.4%
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	$200,000	$198,145 (a)

Total Industrials				1,799,858
Information Technology — 0.6%
IT Services — 0.3%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	125,000	120,387 (a)
Software — 0.3%
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	175,000	169,481 (a)

Total Information Technology				289,868
Materials — 1.7%
Chemicals — 0.8%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	175,000	155,621 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	250,000	247,826 (a)
Total Chemicals				403,447
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	193,659 (a)
Paper & Forest Products — 0.5%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	275,000	256,414 (a)

Total Materials				853,520
Real Estate — 1.8%
Diversified REITs — 0.6%
Trust 2401, Senior Notes	7.700%	1/23/32	270,000	285,582 (a)
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	150,000	146,976 (a)
Specialized REITs — 0.9%
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	500,000	457,536 (a)

Total Real Estate				890,094
Total Corporate Bonds & Notes (Cost — $13,852,519)				13,353,917
Collateralized Mortgage Obligations(g) — 23.5%
COLT Mortgage Loan Trust, 2025-10 A1	5.088%	10/25/70	870,430	862,861 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3042 HZ	5.500%	9/15/35	408,291	413,641
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4666 HA	3.000%	3/15/53	201,472	197,951
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5151 LA	1.500%	4/25/51	672,829	362,501
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	8.866%	5/25/42	890,000	920,503 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	9.616%	7/25/42	1,273,000	1,332,485 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.166%	8/25/42	1,320,000	1,356,089 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	6.866%	4/25/43	1,590,000	1,647,206 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	6.616%	1/25/42	538,337	543,367 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	7.516%	4/25/43	1,180,000	1,230,615 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-103 PB, PAC	3.000%	1/25/47	740,000	647,739
Federal National Mortgage Association (FNMA) REMIC, 2017-75 PL, PAC	3.000%	9/25/57	445,000	332,478
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) REMIC, 2019-66 KZ	3.000%	11/25/49	$418,111	$356,375
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.065%	9/18/42	1,190,000	1,188,234 (a)(b)
Velocity Commercial Capital Loan Trust, 2025-5 M1	5.940%	12/25/55	496,723	492,797 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $12,091,587)				11,884,842
Mortgage-Backed Securities — 2.4%
GNMA — 2.4%
Government National Mortgage Association (GNMA) II (Cost — $1,166,875)	6.000%	11/20/53- 12/20/54	1,153,868	1,182,513

Senior Loans — 0.4%
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%) (Cost — $195,346)	8.231%	9/27/29	197,975	199,175 (b)(h)(i)
Total Investments before Short-Term Investments (Cost — $48,174,572)				47,319,518
			Shares
Short-Term Investments — 6.1%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $3,084,936)	3.646%		3,084,936	3,084,936 (j)(k)
Total Investments — 99.7% (Cost — $51,259,508)				50,404,454
Other Assets in Excess of Liabilities — 0.3%				163,893
Total Net Assets — 100.0%				$50,568,347

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $3,084,936 and the cost was $3,084,936 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Multi-Sector Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Asset-Backed Securities	—	$20,699,071	—	$20,699,071
Corporate Bonds & Notes:
Consumer Discretionary	—	1,500,853	$0 *	1,500,853
Other Corporate Bonds & Notes	—	11,853,064	—	11,853,064
Collateralized Mortgage Obligations	—	11,884,842	—	11,884,842
Mortgage-Backed Securities	—	1,182,513	—	1,182,513
Senior Loans	—	199,175	—	199,175
Total Long-Term Investments	—	47,319,518	0 *	47,319,518
Short-Term Investments†	$3,084,936	—	—	3,084,936
Total Investments	$3,084,936	$47,319,518	$0 *	$50,404,454

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,075,192	$25,442,562	25,442,562	$25,432,818	25,432,818

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$81,414	—	$3,084,936

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2026 Quarterly Report